Securitisations - Disclosure of transfers of financial assets that do not result in derecognition (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets, carrying amount	£ 295,188	£ 234,167
Liabilities, carrying amount	(143,575)	(137,146)
Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets, carrying amount	7,381	6,150
Assets, fair value	7,947	6,530
Liabilities, carrying amount	(2,390)	(1,557)
Liabilities, fair value	(2,362)	(1,480)
Credit cards, unsecured and other retail lending | Loans and advances at amortised cost | Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets, carrying amount	6,451	5,324
Assets, fair value	6,996	5,761
Liabilities, carrying amount	(2,369)	(1,537)
Liabilities, fair value	(2,336)	(1,460)
Mortgage Loans | Loans and advances at amortised cost | Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets, carrying amount	478	496
Assets, fair value	499	439
Liabilities, carrying amount	(21)	(20)
Liabilities, fair value	(26)	(20)
Mortgage Loans | Financial assets at FVTPL | Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets, carrying amount	452	330
Assets, fair value	452	330
Liabilities, carrying amount	0	0
Liabilities, fair value	£ 0	£ 0